Supplemental Balance Sheet Disclosures	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Supplemental Balance Sheet Disclosures [Abstract]
Supplemental Balance Sheet Disclosures

Note 7 — Supplemental Balance Sheet Disclosures

Prepaid expenses and other current assets consisted of the following as of the dates presented:

	September 30, 2023	December 31, 2022
Unbilled receivables	$503,029	$544,212
Software and technology	58,254	168,792
Insurance	85,323	224,785
Professional services, dues and subscriptions	39,069	183,614
Deferred contract costs	—	36,465
Other	83,874	51,755
Total	$769,549	$1,209,623

Accounts payable, accrued expenses, and other accrued liabilities consisted of the following as of the dates presented:

	September 30, 2023	December 31, 2022
Accounts payable	$1,704,762	$1,510,287
Settlements and legal	928,715	950,213
Contractors	434,289	562,993
Compensation	439,617	368,440
Sales taxes	164,473	219,285
Professional fees	185,077	155,161
Interest and other	469,884	660,040
Total	$4,326,727	$4,426,419

Note 9 — Supplemental Balance Sheet Disclosures

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2022	2021
Software and technology	$168,792	$643,387
Professional services, dues and subscriptions	183,614	537,237
Insurance	224,785	264,097
Deferred contract costs	36,465	142,930
Unbilled receivable	544,212	505,203
Other	51,755	32,868
Total prepaid expenses and other current assets	$1,209,623	$2,125,722

Accounts payable, accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2021
Accounts payable	$1,510,287	$1,716,705
Professional fees	155,161	280,818
Sales taxes	219,285	108,854
Compensation	368,440	1,656,158
Contractors	562,993	646,996
Settlements and legal	950,213	681,045
Interest and other	660,040	295,197
Total accounts payable, accrued expenses and other current liabilities	$4,426,419	$5,385,773